Invested Assets and Net Investment Income - Reconciliation of Components of Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period		$ 559
Unrealized gains (losses)	$ (11)	111
Unrealized gains (losses)	(899)	1,346
Reclassifications to net income (loss)	8	(106)
Related tax	(3)	14
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	2,228	559
Balance, end of period	1,405	2,228
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	(21)	69
Reclassifications to net income (loss)	(21)	76
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	14	57
Reclassifications to net income (loss)	18	41
Unrealized gains (losses) on cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	4	(1)
Related tax	1	(4)
Balance, end of period	1	4
Unrealized gains (losses) on cash flow hedges | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	4	(1)
Balance, end of period	1	4
Unrealized gains (losses) on cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	(21)	69
Reclassifications to net income (loss)	21	(76)
Unrealized gains (losses) on cash flow hedges | Equity price risk
Disclosure of detailed information about financial instruments [line items]
Unrealized gains (losses)	14	57
Reclassifications to net income (loss)	(18)	(41)
Unrealized foreign currency translation gains (losses), net of hedging activities
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period		1,350
Unrealized foreign currency translation gains (losses), net of hedging activities | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	2,696	1,350
Balance, end of period	$ 1,797	$ 2,696